Disposal of Subsidiaries (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Mar. 06, 2024	Jan. 22, 2024 USD ($)	Jan. 22, 2024 CNY (¥)
Wanquan Yi [Member]
Disposal of Subsidiaries (Details) [Line Items]
Consideration amount			$ 249,142	¥ 1,800,000
Shenzhen Jam Box [Member]
Disposal of Subsidiaries (Details) [Line Items]
Disposition of subsidiaries	$ 1,242,135
Impairment of subsidiaries	0
Pupu Investment [Member]
Disposal of Subsidiaries (Details) [Line Items]
Disposition of subsidiaries	$ 265
Wanquan Yi [Member]
Disposal of Subsidiaries (Details) [Line Items]
Percentage of owned subsidiary			56.00%	56.00%
Shenzhen Jam Box [Member]
Disposal of Subsidiaries (Details) [Line Items]
Percentage of equity interests	36.00%		36.00%	36.00%
Pupu Investment [Member]
Disposal of Subsidiaries (Details) [Line Items]
Percentage of equity interests		100.00%